5. Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting
Segment Reporting

5.          Segment reporting

(i)	Information about reportable segment

The Group is active in the discovery, pre-clinical and clinical development of antibodies based on its core technology. The activities are either conducted as own project development or for third party companies. Management of resources and reporting to the chief operating decision maker is based on the Group as a whole.

(ii)	Geographic information

The geographic information below analyses the Group’s revenue and non-current assets by country. In presenting the following information, segment revenue has been based on the geographic location of the customers and segment assets were based on the geographic location of the assets.

Discovery activities and research services are conducted in both the Heidelberg and Plzen premises. Pre-clinical and clinical activities are conducted and coordinated from Heidelberg.

	2020	2019	2018
Revenue:
Germany	194	0	31
Europe	2	1,646	1,175
USA	28,164	19,745	22,529
	28,360	21,391	23,735

Non-current assets as of December 31:	2020	2019	2018
Germany	3,796	2,017	1,224
Czech Republic	914	870	246
USA	20,216	3,558	3,825
	24,926	6,445	5,295

(iii)	Major Customers

In 2018, 2019 and 2020, the Group’s revenue with Genentech Inc. exceeded 10% of total revenues.